GoodWill (Details) - Schedule of goodwill - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill [Abstract]
Beginning Balance	¥ 43,011	¥ 1,533,485
Acquisitions		14,051
Impairment loss	¥ (43,011)	(1,504,525)
Ending Balance		¥ 43,011